UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  November 30, 2016

Schedule of Investments November 30, 2016 (Unaudited)

Advantus Dynamic Managed Volatility Fund

	Shares	Value
EXCHANGE TRADED FUND - 46.3%
iShares Core S&P 500 Fund (a)(b)
(Cost $11,612,018)	60,491	$13,400,570

CORPORATE BONDS - 29.7%
Airlines - 0.8%
British Airways
Series 2013-1	Par
4.625%, 06/20/2024 (c)(d)	$225,336	239,138
Banks - 1.6%
Barclays
4.375%, 01/12/2026 (d)	200,000	200,030
JPMorgan Chase
4.500%, 01/24/2022	250,000	269,787
		469,817
Consumer Discretionary - 1.0%
CBS
3.500%, 01/15/2025	300,000	297,110
Consumer Staples - 0.9%
CVS Caremark
6.943%, 01/10/2030	229,484	270,737
Diversified Financial Services - 2.5%
First American Financial
4.600%, 11/15/2024	200,000	197,861
Invesco Finance
3.750%, 01/15/2026 (d)	250,000	253,996
Total System Services
4.800%, 04/01/2026	250,000	266,301
		718,158
Energy - 2.8%
Florida Gas Transmission
4.350%, 07/15/2025 (c)	300,000	299,500
Phillips 66
4.650%, 11/15/2034	200,000	203,258
Valero Energy
3.650%, 03/15/2025	300,000	293,418
		796,176
Health Care - 1.0%
St. Jude Medical
4.750%, 04/15/2043	300,000	291,981
Industrial - 3.5%
Stanley Black & Decker
2.451%, 11/17/2018	200,000	202,314
Textron
4.000%, 03/15/2026	250,000	249,759
Tyco Electronics Group
3.700%, 02/15/2026 (d)	250,000	255,939
Valspar
3.950%, 01/15/2026	300,000	300,743
		1,008,755
Information Technology - 1.1%
Hewlett Packard Enterprise
5.150%, 10/15/2025 (c)	100,000	102,473
Juniper Networks
4.500%, 03/15/2024	200,000	206,309
		308,782
Insurance - 5.9%
Allied World Assurance Company Holdings
4.350%, 10/29/2025 (d)	250,000	252,772
Assured Guaranty US Holdings
5.000%, 07/01/2024	200,000	212,410
Hanover Insurance Group
4.500%, 04/15/2026	250,000	250,088
Horace Mann Educators
4.500%, 12/01/2025	250,000	250,440

Liberty Mutual Group
4.250%, 06/15/2023 (c)	250,000	263,176
Manulife Financial
4.150%, 03/04/2026 (d)	250,000	261,887
Old Republic International
4.875%, 10/01/2024	200,000	207,258
		1,698,031
Pharmaceuticals - 1.1%
Amgen
5.700%, 02/01/2019	300,000	323,568
Real Estate Investment Trust - 3.5%
Alexandria Real Estate Equities
4.300%, 01/15/2026	200,000	206,004
Essex Portfolio
3.500%, 04/01/2025	300,000	296,477
Host Hotels & Resorts
Series F
4.500%, 02/01/2026	250,000	252,389
Kimco Realty
3.400%, 11/01/2022	250,000	254,278
		1,009,148
Telecommunications - 1.9%
AT&T
4.500%, 05/15/2035	300,000	285,320
Comcast
4.650%, 07/15/2042	250,000	262,465
		547,785
Transportation - 1.5%
Kansas City Southern
4.300%, 05/15/2043	250,000	232,639
Penske Truck Leasing / PTL Finance
3.300%, 04/01/2021 (c)	200,000	202,746
		435,385
Utilities - 0.6%
Oglethorpe Power
4.250%, 04/01/2046	200,000	191,299
Total Corporate Bonds
(Cost $8,519,741)		8,605,870

U.S. GOVERNMENT SECURITY - 7.6%
U.S. Treasury Bond - 7.6%
0.625%, 09/30/2017
(Cost $2,198,203)	2,200,000	2,196,520

MORTGAGE BACKED SECURITY - 2.7%
Commercial - 2.7%
Credit Suisse Mortgage Trust
Series 2015-GLPA, Class C
4.276%, 11/15/2037 (c)(e)
(Cost $756,211)	750,000	768,297

SHORT-TERM INVESTMENT - 13.5%
First American Government Obligations Fund, Class Z, 0.25% (f)	Shares
(Cost $3,895,144)	3,895,144	3,895,144

Total Investments - 99.8%
(Cost $26,981,317)		28,866,401
Other Assets and Liabilities, Net - 0.2%		63,548
Total Net Assets - 100.0%		$28,929,949

(a)
A portion of this security has been deposited as initial margin on open futures contracts, and the entire amount is designated as collateral for futures contracts. As of November 30, 2016, the fair value of the collateral was $13,400,570.

(b)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." As of November 30, 2016 the market value of these investments were $1,875,330, or 6.5% of total net assets.

(d)	The Portfolio had $1,463,762 or 5.1% of net assets in foreign securities at November 30, 2016.
(e)	Variable rate security - The rate shown is the rate in effect as of November 30, 2016.
(f)	The rate shown is the annualized seven day effective yield as of November 30, 2016.

Schedule of Open Futures Contracts

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation
CME S&P 500 Index	18	$9,894,600	December 2016	$225,719
U.S. Treasury 10 Year Note Futures	(17)	(2,116,766)	March 2017	7,651
				$233,370

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2016:
	Level 1	Level 2	Level 3	Total
Exchange Traded Fund	$13,400,570	$-	$-	$13,400,570
Corporate Bonds	-	8,605,870	-	8,605,870
U.S. Government Security	-	2,196,520	-	2,196,520
Mortgage Backed Security	-	768,297	-	768,297
Short-Term Investment	3,895,144	-	-	3,895,144
Total Investments in securities	$17,295,714	$11,570,687	$-	$28,866,401

As of November 30, 2016, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$225,719	$-	$-	$225,719
Short Futures Contracts	7,651	-	-	7,651
Total	$233,370	$-	$-	$233,370

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2016, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others. The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk. The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”). ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position. Tabular disclosure regarding hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting. Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2016 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$233,370	Net Assets - unrealized depreciation on futures contracts	$-
Total		$233,370		$-
*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments November 30, 2016 (Unaudited)

Advantus Managed Volatility Equity Fund

EXCHANGE TRADED FUNDS - 89.7%	Shares	Value
iShares Core High Dividend Fund	84,892	$6,817,677
iShares MSCI EAFE Minimum Volatility Fund (a)	154,106	9,557,654
iShares MSCI Emerging Markets Minimum Volatility Fund	45,681	2,294,100
iShares MSCI Germany Fund	61,166	1,518,752
iShares MSCI USA Minimum Volatility Fund (a)(b)	272,684	12,120,803
iShares Short Maturity Bond Fund	36,740	1,843,981
Total Exchange Traded Funds
(Cost $33,211,973)		34,152,967

PURCHASED PUT OPTION - 0.0%
SPDR S&P 500 ETF Trust
Expiration: December 2016, Exercise Price: $215.00
(Cost $24,200)	100	9,700

SHORT-TERM INVESTMENT - 14.0%
First American Government Obligations Fund, Class Z, 0.25% (c)
(Cost $5,306,859)	5,306,859	5,306,859

Total Investments - 103.7%
(Cost $38,543,032)		39,469,526
Other Assets and Liabilities, Net - (3.7)%		(1,400,610)
Total Net Assets - 100.0%		$38,068,916

(a)
Fair value of this security exceeds 25% of the Fund's net assets.  Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)
A portion of this security has been deposited as initial margin on open futures contracts, and another portion is designated as collateral for futures contracts. As of November 30, 2016, the fair value of the collateral was $4,445,000.

(c)	The rate shown is the annualized seven day effective yield as of November 30, 2016.

Schedule of Open Futures Contracts
Description	Number of Contracts Purchased	Notional Value	Settlement Month	Unrealized Appreciation
E-mini S&P 500 Index	30	$3,298,200	December 2016	$38,608

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$34,152,967	$-	$-	$34,152,967
Short-Term Investment	5,306,859	-	-	5,306,859
Purchased Put Option	9,700	-	-	9,700
Total Investments in securities	$39,469,526	$-	$-	$39,469,526

As of November 30, 2016, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$38,608	$-	$-	$38,608

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealized appreciation on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2016, the Fund did not hold any Level 3 securities.

Values of Derivative Instruments as of November 30, 2016 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Equity Contracts - Futures	Net Assets - unrealized appreciation on futures contracts	$38,608	Net Assets - unrealized depreciation on futures contracts	$-
Equity Contracts - Purchased Options	Net Assets - unrealized appreciation on investments	9,700	Net Assets - unrealized depreciation on investments	-
Total		$48,308		$-
*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments November 30, 2016 (Unaudited)

Advantus Short Duration Bond Fund

	Par	Fair Value
CORPORATE BONDS - 53.2%
Airlines - 4.3%
Allegiant Travel
5.500%, 07/15/2019	$175,000	$179,375
America West Airlines
Series 001G
8.057%, 01/02/2022	90,720	102,174
Continental Airlines
Series B
6.000%, 07/12/2020	177,793	182,460
Delta Airlines
Series B
6.875%, 11/07/2020 (a)	252,446	272,011
Northwest Airlines
Series 02-1
6.264%, 05/20/2023	113,426	121,791
UAL
Series 09-2
9.750%, 01/15/2017	233,856	236,805
		1,094,616
Automotive - 2.5%
Ford Motor Credit
1.461%, 03/27/2017	250,000	250,082
General Motors Financial
4.750%, 08/15/2017 (b)	400,000	408,700
		658,782
Banks - 14.0%
Astoria Financial
5.000%, 06/19/2017 (b)	500,000	507,490
Bank of America
Series BKNT
5.300%, 03/15/2017	250,000	252,769
Capital One
Series BKNT
1.561%, 02/05/2018 (c)	250,000	250,577
Citigroup
1.800%, 02/05/2018	250,000	249,991
Citizens Bank
Series BKNT
2.500%, 03/14/2019	250,000	251,924
Credit Suisse New York
1.750%, 01/29/2018 (d)	250,000	249,700
Huntington National Bank
2.200%, 11/06/2018	250,000	250,933
KeyBank National Association
1.451%, 06/01/2018 (c)	250,000	250,337
Santander Bank
2.000%, 01/12/2018	350,000	349,103
The Goldman Sachs Group
1.586%, 05/22/2017 (c)	250,000	250,479
Wells Fargo Bank
Series BKNT
1.650%, 01/22/2018	250,000	250,274
2.117%, 10/31/2023 (c)	500,000	500,535
		3,614,112

Diversified Financial Services - 8.4%
Ally Financial
3.250%, 02/13/2018	250,000	252,000
Charles Schwab
Series E
4.625%, 12/29/2049 (c)	300,000	283,219
Diamond 1 Finance / Diamond 2 Finance
3.480%, 06/01/2019 (a)(b)	500,000	509,580
Morgan Stanley
Series MTN
2.200%, 12/07/2018	250,000	251,265
2.282%, 10/24/2023	350,000	351,154
NYSE Euronext Holdings
2.000%, 10/05/2017	250,000	251,550
UBS AG of Stamford, Connecticut
1.491%, 06/01/2017 (c)(d)	250,000	250,318
		2,149,086
Energy - 9.9%
ConocoPhillips
5.750%, 02/01/2019	250,000	269,304
Enterprise Products Operating
7.034%, 01/15/2068 (b)(c)	400,000	417,963
HollyFrontier
5.875%, 04/01/2026	250,000	250,960
NuStar Logistics
8.150%, 04/15/2018 (b)	400,000	427,000
4.800%, 09/01/2020	250,000	252,500
Regency Energy Partners
6.500%, 07/15/2021 (b)	500,000	515,816
Tesoro Logistics
5.250%, 01/15/2025	150,000	152,250
TransCanada
1.875%, 01/12/2018 (d)	250,000	250,068
		2,535,861
Healthcare - 1.0%
Aetna
1.601%, 12/08/2017 (c)	250,000	250,980
Manufacturing - 1.4%
CF Industries
3.400%, 12/01/2021 (a)	100,000	99,239
Packaging Corporation of America
6.500%, 03/15/2018	250,000	264,003
		363,242
Real Estate Investment Trust - 0.7%
Select Income REIT
2.850%, 02/01/2018	180,000	180,843
Retail - 3.7%
Dollar General
4.125%, 07/15/2017	250,000	253,913
eBay
2.500%, 03/09/2018	250,000	252,044
Lamb Weston Holdings
4.625%, 11/01/2024 (a)	200,000	199,625
Walgreens Boots Alliance
1.750%, 05/30/2018	250,000	250,548
		956,130
Technology - 0.2%
Avnet
3.750%, 12/01/2021	60,000	60,261

Utilities - 7.1%
Eversource Energy
1.600%, 01/15/2018	250,000	249,816
Newell Brands
2.600%, 03/29/2019	250,000	253,277
NextEra Energy Capital Holding
1.586%, 06/01/2017	300,000	300,414
San Diego Gas & Electric
Series PPP
1.914%, 02/01/2022	392,858	388,300
Southern California Edison
1.845%, 02/01/2022	392,857	386,707
TECO Finance
1.476%, 04/10/2018 (c)	250,000	249,537
		1,828,051
Total Corporate Bonds
(Cost $13,654,590)		13,691,964

ASSET BACKED SECURITIES - 25.4%
Automotive - 18.8%
Ally Auto Receivables Trust
Series 2014-2
2.100%, 03/16/2020	250,000	251,989
Carmax Auto Owner Trust
Series 2013-3, Class C
2.150%, 05/15/2019	120,000	120,692
Series 2013-4, Class B
1.710%, 07/15/2019	320,000	321,045
Series 2014-1, Class D
2.430%, 08/17/2020	340,000	340,318
Series 2014-3, Class C
2.290%, 06/15/2020	230,000	230,997
Exeter Automobile Receivables Trust
Series 15-2A, Class C
3.900%, 03/15/2021 (a)(e)	150,000	152,313
Series 15-3A, Class D
6.550%, 10/17/2022 (a)	150,000	152,184
First Investors Auto Owner Trust
Series 15-2A, Class D
4.220%, 12/15/2021 (a)	287,000	292,446
Ford Credit Auto Owner Trust
Series 2013-C, Class D
2.500%, 01/15/2020	550,000	554,891
Series 2013-D, Class A4
1.110%, 02/15/2019	100,000	100,035
Hyundai Auto Receivables Trust
Series 2013-A, Class B
1.130%, 09/17/2018	210,000	209,927
Series 2013-B, Class C
1.710%, 02/15/2019	108,000	108,349
Series 2013-B, Class D
2.480%, 09/16/2019	100,000	100,921
Series 2013-C, Class B
2.100%, 03/15/2019	410,000	413,142
Susquehanna Auto Receivables Trust
Series 2014-1A, Class B
2.090%, 12/15/2021 (a)	235,000	235,751
USAA Auto Owner Trust
Series 2014-1, Class B
1.340%, 08/17/2020	500,000	500,040
Volvo Financial Equipment
Series 2016-1A, Class A3
1.670%, 02/18/2020 (a)	250,000	250,709
Wheels SPV
Series 2015-1A, Class A2
1.270%, 04/22/2024 (a)(e)	346,242	346,082
World Omni Auto Receivable Trust
Series 2013-B, Class B
1.720%, 08/17/2020	145,000	145,143
		4,826,974

Credit Cards - 2.7%
Capital One Multi-Asset Execution Trust
Series 2015-1A, Class A1
1.390%, 01/15/2021	250,000	250,327
Chase Issuance Trust
Series 2014-A7, Class A
1.380%, 11/15/2019	100,000	100,186
Synchrony Credit Card Master Note Trust
Series 2014-1, Class A
1.610%, 11/15/2020	350,000	351,068
		701,581
Industrial - 1.7%
CNH Equipment Trust
Series 2014-B, Class B
1.930%, 11/15/2021	430,000	431,181
Manufactured Housing - 0.3%
Credit Suisse First Boston
Series 2002-MH3, Class A
6.700%, 12/25/2031	80,785	81,879
Student Loans - 1.9%
Social Professional Loan Program
Series 2014-B, Class A1
1.784%, 08/25/2032 (a)(c)	162,482	164,417
Series 2014-B, Class A2
2.550%, 08/27/2029 (a)(e)	43,152	43,475
Series 2015-A, Class A1
1.734%, 03/25/2033 (a)(c)(e)	288,344	290,041
		497,933
Total Asset Backed Securities
(Cost $6,517,585)		6,539,548

MORTGAGE BACKED SECURITIES - 9.4%
Commercial - 4.0%
CD Commercial Mortgage Trust
Series 2007-CD4, Class WFC3
5.883%, 12/11/2049 (a)(c)	600,000	602,346
Morgan Stanley Capital I Trust
Series 2015-XLF1, Class A
1.688%, 08/14/2031 (a)(c)	421,798	420,295
		1,022,641
U.S. Government Agency - 5.4%
Federal National Mortgage Association
Series 14-C03, Class 1M2
3.584%, 07/25/2024 (c)	150,000	148,944
Federal Home Loan Mortgage Corporation
Series 3816, Class D
3.500%, 08/15/2028	252,003	257,669
Series 14-HQ2, Class M2
2.734%, 09/25/2024 (c)	500,000	511,447
Series 15-DNA1, Class M3
3.834%, 10/25/2027	150,000	155,051
Series 15-DNA1, Class B
9.734%, 10/25/2027	275,590	329,086
		1,402,197
Total Mortgage Backed Securities
(Cost $2,431,411)		2,424,838

U.S. GOVERNMENT SECURITIES - 8.2%
U.S. Treasury Bonds - 8.2%
0.750%, 10/31/2017 (b)	200,000	199,852
0.750%, 01/31/2018 (b)	350,000	349,187
1.125%, 01/15/2019 (b)	300,000	299,777
0.750%, 07/15/2019 (b)	500,000	492,871
0.875%, 09/15/2019	100,000	98,699
1.125%, 09/30/2021 (b)(f)	700,000	676,458
Total U.S. Government Securities
(Cost $2,143,788)		2,116,844

	Shares
SHORT-TERM INVESTMENT - 4.8%
First American Government Obligations Fund, Class Z, 0.25% (g)
(Cost $1,224,900)	1,224,900	1,224,900

Total Investments - 101.0%
(Cost $25,972,274)		25,998,094
Other Assets and Liabilities, Net - (1.0)%		(261,380)
Total Net Assets - 100.0%		$25,736,714

(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities are determined to be liquid by the Adviser unless indentified by footnote (e).  As of November 30, 2016, the fair value of these investments were $4,030,514 or 15.7% of total net assets.

(b)	All or a portion of this security is designated as collateral for futures contracts. As of November 30, 2016, the fair value of the collateral was $4,804,694.
(c)	Variable rate security - The rate shown is the rate in effect as of November 30, 2016.
(d)	The portfolio had $750,086 or 2.9% of net assets in foreign securities as of November 30, 2016.
(e)	Security considered illiquid and is categorized in Level 2 of the fair value hierarchy. As of November 30, 2016, the market value of these investments was $831,911 or 3.2% of total net assets.

Security	Par	Dates Acquired	Cost Basis
Exeter Automobile Receivables Trust	$150,000	10/2016	$152,072
Series 15-2A, Class C
Social Professional Loan Program	43,152	4/2015	43,474
Series 2014-B, Class A2
Social Professional Loan Program	288,344	1/2015	288,344
Series 2015-A, Class A1
Wheels SPV	346,242	2/2016	342,969
Series 2015-1A, Class A2

(f)	A portion of this security has been deposited as initial margin on open futures contracts.
(g)	The rate shown is the annualized seven day effective yield as of November 30, 2016.

Schedule of Open Futures Contracts (Unaudited)

Description	Number of Contracts Purchased (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Note Futures	14	$3,035,375	March 2017	$(478)
U.S. Treasury 5 Year Note Futures	(7)	(824,906)	March 2017	1,237
				$759

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$13,691,964	$-	$13,691,964
Asset Backed Securities	-	6,539,548	-	6,539,548
Mortgage Backed Securities	-	2,424,838	-	2,424,838
U.S. Government Securities	-	2,116,844	-	2,116,844
Short-Term Investment	1,224,900	-	-	1,224,900
Total Investments in securities	$1,224,900	$24,773,194	$-	$25,998,094

As of November 30, 2016, the Fund's investments in other financial instruments* were classified as follows: Long Futures Contracts	$(478)	$-	$-	$(478)
Short Futures Contracts	1,237	-	-	1,237
Total	$759	$-	$-	$759

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, which are presented at the unrealizedappreciation (depreciation) on the instrument.

Transfers between levels are recognized at the end of the reporting period.  During the period ended November 30, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. At November 30, 2016, the Fund did not hold any Level 3 securities.

Derivatives Transactions
The Funds may use derivatives for different purposes, such as a substitute for taking a position in the underlying asset and/or as part of a strategy designed to reduce exposure  to other risks, such as interest rate or currency risk.  The various derivative instruments that the Funds may use are options, futures, swaps, and forward foreign currency contracts, among others.  The Funds may also use derivatives for leverage, in which case their use would involve leveraging risk.  The Funds use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.  Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk.  A fund that invests in a derivative instrument could lose more than the principal amount invested.

The Funds have adopted the disclosure provisions of FASB Accounting Standard Codification 815, Derivatives and Hedging (“ASC 815”).  ASC 815 requires enhanced disclosures about the Funds' use of and accounting for derivative instruments and the effect of derivative instruments on the Funds results of operations and financial position.  Tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under ASC 815 must be disclosed separately from those that do not qualify for hedge accounting.  Even though the Funds may use derivatives in an attempt to achieve an economic hedge, the Funds' derivatives are not accounted for as hedging instruments under ASC 815 because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings.

Values of Derivative Instruments as of November 30, 2016 on the Statement of Assets and Liabilities:

	Assets		Liabilities
Derivatives not accounted for as hedging instruments under ASC 815	Location	Fair Value	Location	Fair Value
Interest Rate Contracts - Futures*	Net Assets - unrealized appreciation on futures contracts	$759	Net Assets - unrealized depreciation on futures contracts	$-
Total		$759		$-
*Includes cumulative appreciation of futures contracts as reported in Schedule of Open Futures Contracts.

Schedule of Investments November 30, 2016 (Unaudited)

Advantus Strategic Dividend Income Fund

	Shares	Fair Value
REIT COMMON STOCKS - 44.7%
Health Care - 9.2%
HCP	16,538	$488,367
LTC Properties	24,500	1,113,770
National Health Investors	10,381	734,560
OMEGA Healthcare Investors	40,678	1,198,374
Physicians Realty Trust	54,015	978,752
Sabra Health Care REIT	46,200	1,022,406
Ventas	13,900	839,838
Welltower	21,031	1,320,326
		7,696,393
Hotels - 1.2%
Hersha Hospitality Trust	12,900	260,193
Hospitality Properties Trust	14,500	420,427
Sunstone Hotel Investors	21,900	318,426
		999,046
Industrial - 3.8%
EastGroup Properties	2,400	163,944
Highwoods Properties	14,300	687,258
Prologis	18,900	962,010
STAG Industrial	56,400	1,331,604
		3,144,816
Mortgage - 2.4%
Blackstone Mortgage Trust, Class A	35,847	1,078,278
Colony Financial	39,449	809,099
Starwood Property Trust	5,500	123,585
		2,010,962
Multi-Family - 6.5%
American Campus Communities	10,200	480,522
AvalonBay Communities	1,300	213,837
Camden Property Trust	5,778	454,786
Education Realty Trust	25,909	1,051,905
Mid-America Apartment Communities	18,900	1,731,807
Sun Communities	19,209	1,386,314
UDR	2,900	98,716
		5,417,887
Net Lease - 4.2%
Agree Realty	22,712	1,019,542
EPR Properties	19,315	1,343,165
Spirit Realty Capital	28,100	303,199
STORE Capital	34,600	855,312
		3,521,218
Office - 3.3%
Brandywine Realty Trust	71,900	1,103,665
Corporate Office Properties Trust	25,200	721,224
DuPont Fabros Technology	23,700	963,642
		2,788,531
Other - 6.2%
Communications Sales & Leasing	18,800	468,684
CyrusOne	17,313	738,919
Digital Realty Trust	13,900	1,283,387
Extra Space Storage	14,703	1,031,562
Life Storage	8,300	674,209
Public Storage	4,900	1,025,570
		5,222,331
Retail - 7.9%
Brixmor Property Group	23,800	579,530
General Growth Properties	19,100	483,994
Kimco Realty	28,600	730,444
Macerich	1,700	115,413

Pennsylvania Real Estate Investment Trust	27,200	521,424
Ramco-Gershenson Properties Trust	31,101	527,784
Retail Opportunity Investments	40,400	833,856
Simon Property Group	12,300	2,209,695
Weingarten Realty Investors	15,321	544,049
		6,546,189
Total REIT Common Stocks
(Cost $33,234,648)		37,347,373

OTHER COMMON STOCKS - 16.2%
Infrastructure - 4.0%
Brookfield Infrastructure Partners (a)	43,600	1,373,400
Macquarie Infrastructure Company	23,700	1,941,978
		3,315,378
Real Estate Operating Company - 0.2%
Brookfield Property Partners (a)	8,100	171,477
Telecommunications - 2.3%
AT&T	12,900	498,327
Crown Castle International	10,300	859,638
Frontier Communications	24,700	90,155
Verizon Communications	8,800	439,120
		1,887,240
Utilities - 9.7%
AES	52,600	602,270
American Electric Power Company	21,310	1,258,356
Dominion Resources	12,270	899,268
DTE Energy	6,547	609,460
Duke Energy	3,400	250,818
Exelon	26,500	861,515
NRG Yield - Class A	43,400	633,206
Pattern Energy Group	13,335	261,766
PG&E	11,300	664,440
SCANA	6,600	465,498
South Jersey Industries	19,800	653,400
The Southern Company	11,657	545,781
WEC Energy Group	7,800	436,878
		8,142,656
Total Other Common Stocks
(Cost $12,630,652)		13,516,751

MASTER LIMITED PARTNERSHIPS - 13.5%
Energy - 13.5%
Buckeye Partners	14,300	920,062
Energy Transfer Partners	25,504	895,701
Enlink Midstream Partners	32,088	562,182
Enterprise Products Partners	86,084	2,232,158
Equity Midstream Partners	8,700	637,101
Genesis Energy	1,400	48,916
Magellan Midstream Partners	9,001	623,319
MPLX	31,300	1,028,205
NextEra Energy Partners	21,300	545,493
PBF Logistics	31,400	585,610
Spectra Energy Partners	21,010	892,715
Sprague Resources	9,347	210,775
Sunoco Logistics Partners	34,800	824,412
Tallgrass Energy Partners	10,000	468,400
Valero Energy Partners	4,300	173,806
VTTI Energy Partners (a)	21,300	380,205
Western Gas Partners	3,190	182,053

Total Master Limited Partnerships
(Cost $10,429,574)		11,211,113

REIT PREFERRED STOCKS - 9.9%
Hotels - 3.4%
Hersha Hospitality Trust, Series E, 6.500%	17,100	403,560
LaSalle Hotel Properties, Series I, 6.375%	31,400	793,792
Pebblebrook Hotel Trust, Series D, 6.375%	16,700	413,325
Summit Hotel Properties, Series C, 7.125%	16,857	425,639
Summit Hotel Properties, Series D, 6.450%	16,754	396,232
Sunstone Hotel Investors, Series E, 6.950%	14,917	378,146
		2,810,694
Industrial - 0.7%
PS Business Parks, Series W, 5.200%	19,600	420,420
Stag Industrial, Series C, 6.875%	6,300	165,060
		585,480
Manufactured Homes - 0.2%
Equity LifeStyle Properties, Series C, 6.750%	6,461	165,079
Office - 0.9%
Kilroy Realty, Series H, 6.375%	9,014	226,161
PS Business Parks, Series U, 5.750%	21,000	506,310
		732,471
Other - 0.2%
Digital Realty Trust, Series I, 6.350%	7,900	197,974
Retail - 4.5%
CBL & Associates Properties, Series E, 6.625%	33,900	806,142
Colony Capital, 7.125%	36,500	875,270
DDR, Series J, 6.500%	13,838	346,504
Kimco Realty, Series K, 5.625%	15,333	365,692
National Retail Properties, Series E, 5.700%	27,541	641,705
Saul Centers, Series C, 6.875%	14,300	363,220
Taubman Centers, Series J, 6.500%	12,514	315,978
		3,714,511
Total REIT Preferred Stocks
(Cost $8,341,348)		8,206,209

U.S. GOVERNMENT SECURITIES - 9.2%	Par
U.S. Treasury Bonds - 9.2%
0.125%, 04/15/2018 (b)	$522,210	525,923
1.250%, 07/15/2020 (b)	553,515	584,288
1.125%, 01/15/2021 (b)	551,830	578,619
0.625%, 07/15/2021 (b)	535,595	553,393
0.125%, 07/15/2022 (b)	524,930	527,178
0.125%, 01/15/2023 (b)	418,380	416,098
0.375%, 07/15/2023 (b)	518,715	524,775
0.125%, 07/15/2024 (b)	1,093,028	1,076,713
2.375%, 01/15/2025 (b)	1,280,810	1,477,800
3.875%, 04/15/2029 (b)	734,300	1,013,304
2.125%, 02/15/2040 (b)	279,250	350,939
Total U.S. Government Securities
(Cost $7,754,897)		7,629,030

CORPORATE BONDS - 2.3%
Energy - 0.6%
Enlink Midstream Partners
4.400%, 04/01/2024	500,000	487,479
Real Estate Investment Trust - 0.4%
Vereit Operating Partnership
4.875%, 06/01/2026	300,000	308,625
Telecommunications - 0.6%
AT&T
4.450%, 04/01/2024	500,000	520,544
Utilities - 0.7%
NRG Energy
6.625%, 01/15/2027 (c)	650,000	604,500
Total Corporate Bonds
(Cost $2,001,861)		1,921,148

OTHER PREFERRED STOCK - 0.9%	Shares
Energy - 0.9%
Kinder Morgan, Series A, 9.750%
(Cost $715,288)	14,790	727,076

EXCHANGE TRADED FUNDS - 0.8%
iShares TIPS Bond Fund	1,400	158,844
PowerShares DB Commodity Index Tracking Fund (d)	33,900	515,619
Total Exchange Traded Funds
(Cost $682,080)		674,463

CLOSED-END FUND - 0.6%
Blackrock Floating Rate Income Strategies Fund
(Cost $478,233)	36,522	507,291

SHORT-TERM INVESTMENT - 1.5%
First American Government Obligations Fund, Class Z, 0.25% (e)
(Cost $1,242,401)	1,242,401	1,242,401

Total Investments - 99.6%
(Cost $77,510,982)		82,982,855
Other Assets and Liabilities, Net - 0.4%		323,047

Total Net Assets - 100.0%		$83,305,902

(a)	The Portfolio had $1,925,082 or 2.3% of net assets in foreign securities at November 30, 2016.
(b)
U.S. Treasury inflation-protected security (TIPS).  TIPS are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  This security is determined to be liquid by the Advisor.  As of November 30, 2016, the fair value of this investment was $604,500, or 0.7% of total net assets.

(d)	Non-income producing security.
(e)	The rate shown is the annualized seven day effective yield as of November 30, 2016.
REIT-Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market prices for similar instruments interest rates prepayment speeds credit risk yield curves default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent relevant observable inputs are not available representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
REIT Common Stocks	$37,347,373	$-	$-	$37,347,373
Other Common Stocks	13,516,751	-	-	13,516,751
Master Limited Partnerships	11,211,113	-	-	11,211,113
REIT Preferred Stocks	7,859,705	346,504	-	8,206,209
U.S. Government Securities	-	7,629,030	-	7,629,030
Corporate Bonds	-	1,921,148	-	1,921,148
Other Preferred Stock	727,076	-	-	727,076
Closed-End Fund	507,291	-	-	507,291
Exchange Traded Funds	674,463	-	-	674,463
Short-Term Investment	1,242,401	-	-	1,242,401
Total Investments	$73,086,173	$9,896,682	$-	$82,982,855

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2016, the Fund transferred one security with a total market value of $165,079 out of Level 2 and into Level 1 due to a change from mean to a close price. During the period ended November 30, 2016, the Fund transferred one security with a total market value of $346,504 out of Level 1 and into Level 2 due to a change from close to mean price.The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows:*

	Advantus Dynamic Managed Volatility Fund	Advantus Managed Volatility Equity Fund	Advantus Short Duration Bond Fund	Advantus Strategic Dividend Income Fund
Cost of investments	$26,981,317	$38,543,032	$25,972,274	$77,510,982
Gross unrealized appreciation	1,914,000	1,418,848	114,067	7,556,012
Gross unrealized depreciation	(28,916)	(492,354)	(88,247)	(2,084,139)
Net unrealized appreciation	$1,885,084	$926,494	$25,820	$5,471,873

*Because tax adjustments are calculated at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold,
  James R. Arnold, President

Date  January 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ James R. Arnold
James R. Arnold, President

Date  January 24, 2017

By (Signature and Title)*  /s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasure

Date  January 24, 2017